UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03101

CALVERT MANAGEMENT SERIES

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Calvert

Responsible Municipal Income Fund

Annual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

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Annual Report December 31, 2019

Calvert

Responsible Municipal Income Fund

Calvert

Responsible Municipal Income Fund

December 31, 2019

Management’s Discussion of Fund Performance 1

Economic and Market Conditions

During the 12-month period ended December 31, 2019, fixed-income investors witnessed a dramatic market turnaround from the previous year. The rising interest rate environment that characterized 2018 gave way to a falling interest-rate climate in 2019, against a backdrop of multiple domestic and international uncertainties.

As a whole, the period was marked by strong performance across the municipal bond market, with the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returning 7.54%. The municipal bond yield curve8 experienced a so-called “bull market flattening,” where rates declined across the curve, but more so toward the long end of the curve. With investors searching for yield in a low-rate environment, lower rated6 bonds generally outperformed higher rated bonds, while longer duration7 issues outperformed shorter-duration issues.

As 2019 began, investors were concerned about a growing U.S.-China trade war and a U.S. government shutdown. In connection with its final 2018 rate hike in December, the U.S. Federal Reserve (the Fed) had lowered its number of projected interest-rate increases in 2019 from three to two, which some investors viewed as indicating weakness in the U.S. economy. The result was a “flight to quality” by investors seeking the relative safety of fixed-income securities over stocks, initiating a bond rally that began in December 2018 and pushed longer term bond prices up and yields down.

Downward pressure on rates and upward pressure on prices continued in 2019, propelled by lower-than-desired inflation, low European interest rates, on-again/off-again trade rhetoric, and Fed comments in March that were more dovish than the market had expected — leading many investors to conclude that further rate hikes were off the table for 2019.

After holding interest rates steady through the first half of the year, the Fed cut the federal funds rate on July 31, 2019 — its first reduction in over a decade — followed by two additional rate cuts in September and October, to end the period at 1.50%-1.75%.

In the middle and long areas of the yield curve — where rates are influenced more by the market than the Fed — rates bottomed at the beginning of September. From September 3 through December 31, U.S. and European interest rates trended modestly upward amid cautious optimism about a U.S.-China trade détente and better-than-expected U.S. employment reports. The year ended with two events in December that did much to allay investor concerns about international trade and tariffs: passage of the United States-Mexico-Canada Agreement by the U.S. House of Representatives and the Trump administration’s agreement to a so-called “phase–one” trade deal with China.

Within the municipal bond market, technical factors amplified the price rally during the period. The 2017 tax law changes resulted in a combination of lower supply of new municipal issues and increased demand from high-income investors in high-tax states who had seen their tax bills rise under the revised code.

Fund Performance

For the 12-month period ended December 31, 2019, Calvert Responsible Municipal Income Fund (the Fund) returned 7.10% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned 7.54%.

The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund seeks to do so by investing primarily in municipal obligations that operate in a manner consistent with, or that promote the Calvert Principles for Responsible Investment. Such investments may include, among other things, municipal obligations that finance education, health care, community services, housing, water, and public transportation.

Detractors from performance versus the Index during the period included an overweight position, relative to the Index, in prerefunded, or escrowed, bonds; an underweight position in BBB-rated bonds during a period when lower-rated bonds outperformed higher-rated bonds; and an underweight position in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period.

In contrast, contributors to performance relative to the Index included security selection in California bonds; security selection in AAA-rated bonds; and an overweight position in bonds with durations of six to eight years, in a falling interest rate environment in which performance benefited from increased duration exposure.

During the period, management hedged the Fund’s exposure to interest rate risk to various degrees using Treasury futures. As a risk-management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upsides and downsides of the market. During a period when interest rates generally declined and Treasurys and municipal bonds rallied, the Fund’s hedging strategy mitigated some of that positive return and detracted from performance relative to the unhedged Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

2

Calvert

Responsible Municipal Income Fund

December 31, 2019

Performance

Portfolio Managers Craig R. Brandon, CFA and Cynthia J. Clemson, each of Calvert Research and Management

% Average Annual Total Returns [2,3]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A at NAV	08/23/1983	08/23/1983	7.10%	2.99%	3.35%
Class A with 3.75% Maximum Sales Charge	—	—	3.07	2.21	2.95
Class C at NAV	07/15/2015	08/23/1983	6.29	2.31	3.00
Class C with 1% Maximum Sales Charge	—	—	5.29	2.31	3.00
Class I at NAV	07/15/2015	08/23/1983	7.38	3.29	3.50

Bloomberg Barclays Municipal Bond Index	—	—	7.54%	3.53%	4.34%

% Total Annual Operating Expense Ratios [4]			Class A	Class C	Class I

Gross			0.95%	1.70%	0.70%
Net			0.75	1.50	0.50

% SEC Yield [5]			Class A	Class C	Class I

SEC 30-day Yield - Subsidized			1.08%	0.38%	1.38%
SEC 30-day Yield - Unsubsidized			0.79	0.08	1.08

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment [3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	12/31/2009	$13,445	N.A.

Class I	$250,000	12/31/2009	$352,662	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

3

Calvert

Responsible Municipal Income Fund

December 31, 2019

Fund Profile

Credit Quality (% of total investments) [6]

See Endnotes and Additional Disclosures in this report.

4

Calvert

Responsible Municipal Income Fund

December 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

[8]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

Fund profile subject to change due to active management.

5

Calvert

Responsible Municipal Income Fund

December 31, 2019

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (7/1/19 – 12/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,021.00	$3.82	**	0.75%
Class C	$1,000.00	$1,017.20	$7.63	**	1.50%
Class I	$1,000.00	$1,022.30	$2.55	**	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.43	$3.82	**	0.75%
Class C	$1,000.00	$1,017.64	$7.63	**	1.50%
Class I	$1,000.00	$1,022.69	$2.55	**	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2019.

**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6

Calvert

Responsible Municipal Income Fund

December 31, 2019

Schedule of Investments

Corporate Bonds — 1.1%
Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.1%

Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$2,000	$1,993,528

Total Corporate Bonds (identified cost $2,000,000)		$1,993,528

Municipal Obligations — 93.5%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.5%

California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$1,280,650

Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	1,140	1,406,715

Illinois Finance Authority, (Clean Water Initiative Revolving Fund), 5.00%, 7/1/32	1,500	1,822,005

Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,447,220

Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,875,900

Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,160,125

		$11,992,615

Education — 9.0%

Arizona State University, Green Bonds, 5.00%, 7/1/39	$2,000	$2,516,080

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/33	920	1,167,084

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/36	765	956,273

California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/38	730	903,806

Colorado State University, 4.00%, 3/1/26	210	242,720

Colorado State University, 5.00%, 3/1/27	225	278,885

District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29 (1)	360	403,956

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	642,245

Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,178,410

Security	Principal Amount (000’s omitted)	Value

Education (continued)

Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	$1,130	$1,265,883

New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	623,015

Ohio State University, 5.00%, 12/1/29	1,915	2,518,474

Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,704,767

University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,357,860

		$16,759,458

Electric Utilities — 1.8%

Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$1,263,970

Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120	1,279,410

Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	805,486

		$3,348,866

Escrowed / Prerefunded — 1.9%

Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	$1,000	$1,035,710

Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	112,303

Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund), Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,144,650

Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund), Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,144,650

		$3,437,313

General Obligations — 21.6%

Bexar County, TX, 4.00%, 6/15/32	$2,000	$2,223,420

California, 4.00%, 9/1/32	1,000	1,146,560

California, Green Bonds, 3.75%, 10/1/37	1,000	1,069,630

Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,147,910

Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,437,980

Franklin Regional School District, PA, 5.00%, 5/1/27	100	124,311

Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,730,640

Hawaii, 4.00%, 10/1/34	2,000	2,254,200

Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,730,649

Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,322,840

7	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Massachusetts, Green Bonds, 5.00%, 4/1/37	$2,000	$2,427,020

Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,950,059

Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,253,910

Minneapolis, MN, Green Bonds, 3.00%, 12/1/25	1,385	1,525,300

New York, NY, 5.00%, 8/1/26	2,000	2,297,100

North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,228,180

North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN, 4.00%, 2/1/31	1,000	1,146,900

North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN, 5.00%, 2/1/33	650	802,757

San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,520,360

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/33	1,000	1,258,880

San Francisco Bay Area Rapid Transit District, CA, (Election of 2016), Green Bonds, 5.00%, 8/1/35	1,120	1,468,533

Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,139,535

Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,705,309

Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,193,380

		$40,105,363

Hospital — 4.1%

Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$600,900

Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,102,100

New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,451,640

Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000	2,480,600

		$7,635,240

Housing — 7.9%

California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,470,764

Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue, 4.00%, 5/15/31	1,020	1,151,488

Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue, 4.00%, 5/15/34	1,145	1,276,034

Maryland Community Development Administration, Department of Housing and Community Development, 4.05%, 7/1/40	1,575	1,665,657

Security	Principal Amount (000’s omitted)	Value

Housing (continued)

Maryland Community Development Administration, Department of Housing and Community Development, 4.35%, 7/1/50	$1,000	$1,068,550

Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	781,942

New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000	1,066,780

New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC/FNMA/SONYMA), 2.85%, 11/1/39	2,000	2,011,240

North Dakota Housing Finance Agency, 2.55%, 1/1/22	500	510,855

Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000	1,059,640

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/28	665	790,426

Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/29	365	438,029

Utah Housing Corp., 4.00%, 1/1/36	1,325	1,421,818

		$14,713,223

Industrial Development Revenue — 3.5%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$908,922

New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000	3,054,900

Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,038,370

Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	509,915

Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (1)	1,000	1,000,860

		$6,512,967

Insured – General Obligations — 0.5%

Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	$1,000	$921,620

Insured – Hospital — 1.5%

Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children’s Hospitals and Clinics), (AGM), (SPA: U.S. Bank, N.A.), 1.51%, 8/15/34 (2)	$2,770	$2,770,000

Insured – Housing — 0.3%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	$500	$581,385

8	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Solid Waste — 0.7%

South Bayside Waste Management Authority, CA, (Shoreway Environmental Center), Green Bonds, (AGM), (AMT), 5.00%, 9/1/28	$500	$631,575

South Bayside Waste Management Authority, CA, (Shoreway Environmental Center), Green Bonds, (AGM), (AMT), 5.00%, 9/1/30	500	634,090

		$1,265,665

Insured – Transportation — 0.6%

Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,154,370

Lease Revenue / Certificates of Participation — 2.3%

Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/34	$500	$546,680

Kansas City, MO, Special Obligation Bonds, 4.00%, 10/1/35	600	654,696

University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,275,200

University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,757,130

		$4,233,706

Other Revenue — 10.2%

Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,250	$4,073,062

Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,056,576

California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000	2,389,040

Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	358,264

Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,265,987

Fairfax County Economic Development Authority, VA, (National Wildlife Federation), Green Bonds, 5.00%, 9/1/34	1,310	1,612,348

Fairfax County Economic Development Authority, VA, (National Wildlife Federation), Green Bonds, 5.00%, 9/1/36	1,445	1,768,608

Illinois Educational Facilities Authority, (Field Museum of Natural History), 4.00%, 11/1/36	1,000	1,094,030

Illinois Educational Facilities Authority, (Field Museum of Natural History), 4.45%, 11/1/36	1,000	1,104,680

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,336,300

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	$1,855	$1,938,382

		$18,997,277

Senior Living / Life Care — 1.1%

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$2,040,356

Special Tax Revenue — 8.0%

Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue, Green Bonds, 4.00%, 11/1/33	$1,100	$1,225,147

Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue, Green Bonds, 5.00%, 11/1/35	1,000	1,184,790

Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450	3,549,946

Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,492,740

Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,218,940

Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,804,552

New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,061,290

Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,361,820

		$14,899,225

Water and Sewer — 12.0%

Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	$2,000	$2,469,500

Cleveland, OH, Water Revenue, 5.00%, 1/1/27	150	186,611

Cleveland, OH, Water Revenue, 5.00%, 1/1/28	770	954,068

District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	619,220

East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,146,540

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,238,050

East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/36	1,650	2,119,639

Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/27	615	767,551

Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/28	765	972,667

9	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/30	$1,000	$1,208,140

Indiana Finance Authority, (CWA Authority), Green Bonds, 5.00%, 10/1/36	1,000	1,191,510

Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/34	1,000	1,264,240

Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	2,000	2,446,100

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/32	1,500	1,856,280

Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40	1,000	1,193,570

Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,558,750

		$22,192,436

Total Municipal Obligations (identified cost $164,862,482)		$173,561,085

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 2.4%

California Health Facilities Financing Authority, (No Place Like Home Program), 2.02%, 6/1/24	$1,000	$994,900

California Health Facilities Financing Authority, (No Place Like Home Program), 2.211%, 6/1/25	1,500	1,497,600

California Health Facilities Financing Authority, (No Place Like Home Program), 2.361%, 6/1/26	2,000	2,001,920

		$4,494,420

Total Taxable Municipal Obligations (identified cost $4,500,000)		$4,494,420

Total Investments (identified cost $171,362,482) — 97.0%		$180,049,033

Other Assets, Less Liabilities — 3.0%		$5,642,604

Net Assets — 100.0%		$185,691,637

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $1,404,816, which represents 0.8% of the net assets of the Fund as of December 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2019.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

PSF	–	Permanent School Fund

SONYMA	–	State of New York Mortgage Agency

SPA	–	Standby Bond Purchase Agreement

At December 31, 2019, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	23.1%

New York	12.2%

Others, representing less than 10% individually	61.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2019, 3.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 3.2% of total investments.

10	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Schedule of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	(34)	Short	3/20/20	$(4,366,344)	$42,436

11	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Statement of Assets and Liabilities

Assets	December 31, 2019

Investments in securities of unaffiliated issuers, at value (identified cost $171,362,482)	$180,049,033

Receivable for variation margin on open futures contracts	3,718

Cash	3,339,138

Receivable for investments sold	85,000

Receivable for capital shares sold	608,111

Interest receivable	1,815,589

Receivable from affiliate	46,873

Deposits at broker for futures contracts	39,144

Trustees’ deferred compensation plan	104,249

Other assets	8,158

Total assets	$186,099,013

Liabilities

Payable for capital shares redeemed	$74,295

Distributions payable	21,529

Payable to affiliates:

Investment advisory fee	54,220

Administrative fee	18,590

Distribution and service fees	26,311

Sub-transfer agency fee	4,773

Trustees’ deferred compensation plan	104,249

Accrued expenses	103,409

Total liabilities	$407,376

Net Assets	$185,691,637

Sources of Net Assets

Paid-in capital	$207,245,078

Accumulated loss	(21,553,441)

Total	$185,691,637

Class A

Net Assets	$117,963,524

Shares Outstanding	7,210,702

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.36

Maximum Offering Price Per Share
(100 ÷ 96.25 of net asset value per share)	$17.00

Class C

Net Assets	$1,509,741

Shares Outstanding	92,278

Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.36

Class I

Net Assets	$66,218,372

Shares Outstanding	4,037,271

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.40

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Statement of Operations

Investment Income	Year Ended December 31, 2019

Interest income	$4,713,039

Total investment income	$4,713,039

Expenses

Investment advisory fee	$566,931

Administrative fee	194,376

Distribution and service fees:

Class A	285,243

Class C	12,570

Trustees’ fees and expenses	9,649

Custodian fees	10,654

Transfer agency fees and expenses	142,935

Accounting fees	36,911

Professional fees	68,636

Registration fees	55,619

Reports to shareholders	21,481

Miscellaneous	41,633

Total expenses	$1,446,638

Waiver and/or reimbursement of expenses by affiliate	$(321,259)

Reimbursement of expenses - other	(3,711)

Net expenses	$1,121,668

Net investment income	$3,591,371

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment securities	$239,055

Futures contracts	(633,881)

Net realized loss	$(394,826)

Change in unrealized appreciation (depreciation):

Investment securities	$7,154,738

Futures contracts	454,466

Net change in unrealized appreciation (depreciation)	$7,609,204

Net realized and unrealized gain	$7,214,378

Net increase in net assets resulting from operations	$10,805,749

13	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

From operations:

Net investment income	$3,591,371	$3,622,279

Net realized gain (loss)	(394,826)	668,463

Net change in unrealized appreciation (depreciation)	7,609,204	(3,382,232)

Net increase in net assets from operations	$10,805,749	$908,510

Distributions to shareholders:

Class A	$(2,472,864)	$(2,733,938)

Class C	(17,083)	(20,038)

Class I	(1,119,204)	(834,608)

Total distributions to shareholders	$(3,609,151)	$(3,588,584)

Capital share transactions:

Class A	$3,834,344	$(8,887,449)

Class C	262,158	(21,854)

Class I	28,525,959	13,058,817

Net increase in net assets from capital share transactions	$32,622,461	$4,149,514

Net increase in net assets	$39,819,059	$1,469,440

Net Assets

At beginning of year	$145,872,578	$144,403,138

At end of year	$185,691,637	$145,872,578

14	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Financial Highlights

	Class A

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$15.61	$15.91	$15.55	$16.03	$16.00

Income (Loss) From Operations

Net investment income (1)	$0.35	$0.38	$0.41	$0.42	$0.42

Net realized and unrealized gain (loss)	0.75	(0.30)	0.36	(0.48)	0.03

Total income (loss) from operations	$1.10	$0.08	$0.77	$(0.06)	$0.45

Less Distributions

From net investment income	$(0.35)	$(0.38)	$(0.41)	$(0.42)	$(0.42)

Total distributions	$(0.35)	$(0.38)	$(0.41)	$(0.42)	$(0.42)

Net asset value — End of year	$16.36	$15.61	$15.91	$15.55	$16.03

Total Return (2)	7.10%	0.54%	5.00%	(0.42)%	2.87%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$117,964	$108,866	$119,971	$131,474	$140,246

Ratios (as a percentage of average daily net assets): (3)

Total expenses	0.96%	0.95%	0.94%	0.92%	0.94%

Net expenses	0.77%	0.80%	0.80%	0.80%	0.88%

Net investment income	2.15%	2.44%	2.61%	2.62%	2.65%

Portfolio Turnover	18%	9%	27%	24%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

15	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Financial Highlights — continued

	Class C

	Year Ended December 31,				Period Ended December 31, 2015(1)
	2019	2018	2017	2016

Net asset value — Beginning of period	$15.61	$15.91	$15.55	$16.05	$15.72

Income (Loss) From Operations

Net investment income (2)	$0.22	$0.26	$0.29	$0.30	$0.14

Net realized and unrealized gain (loss)	0.76	(0.29)	0.37	(0.49)	0.33

Total income (loss) from operations	$0.98	$(0.03)	$0.66	$(0.19)	$0.47

Less Distributions

From net investment income	$(0.23)	$(0.27)	$(0.30)	$(0.31)	$(0.14)

Total distributions	$(0.23)	$(0.27)	$(0.30)	$(0.31)	$(0.14)

Net asset value — End of period	$16.36	$15.61	$15.91	$15.55	$16.05

Total Return (3)	6.29%	(0.19)%	4.25%	(1.25)%	3.03	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,510	$1,195	$1,240	$912	$281

Ratios (as a percentage of average daily net assets): (5)

Total expenses	1.71%	1.69%	2.87%	3.08%	26.80	%(6)

Net expenses	1.51%	1.55%	1.55%	1.55%	1.55	%(6)

Net investment income	1.37%	1.69%	1.84%	1.86%	1.94	%(6)

Portfolio Turnover	18%	9%	27%	24%	41	%(4)

(1)	From July 15, 2015 inception.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.

16	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Financial Highlights — continued

	Class I

	Year Ended December 31,				Period Ended December 31, 2015(1)
	2019	2018	2017	2016

Net asset value — Beginning of period	$15.65	$15.93	$15.57	$16.06	$15.72

Income (Loss) From Operations

Net investment income (2)	$0.39	$0.44	$0.46	$0.48	$0.22

Net realized and unrealized gain (loss)	0.76	(0.30)	0.36	(0.49)	0.34

Total income (loss) from operations	$1.15	$0.14	$0.82	$(0.01)	$0.56

Less Distributions

From net investment income	$(0.40)	$(0.42)	$(0.46)	$(0.48)	$(0.22)

Total distributions	$(0.40)	$(0.42)	$(0.46)	$(0.48)	$(0.22)

Net asset value — End of period	$16.40	$15.65	$15.93	$15.57	$16.06

Total Return (3)	7.38%	0.92%	5.35%	(0.13)%	3.55	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,218	$35,812	$23,193	$9,434	$1,035

Ratios (as a percentage of average daily net assets): (5)

Total expenses	0.71%	0.69%	0.76%	1.10%	4.51	%(6)

Net expenses	0.49%	0.45%	0.45%	0.45%	0.45	%(6)

Net investment income	2.39%	2.79%	2.93%	2.99%	3.01	%(6)

Portfolio Turnover	18%	9%	27%	24%	41	%(4)

(1)	From July 15, 2015 inception.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(6)	Annualized.

17	See Notes to Financial Statements.

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Calvert Responsible Municipal Income Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide current income exempt from regular federal income tax. The Fund invests primarily in municipal bonds whose issuers the investment adviser determines operate in a manner consistent with or promote the Calvert Principles for Responsible Investment.

The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.

The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A  Investment Valuation — Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

18

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements — continued

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$1,993,528	$—	$1,993,528

Municipal Obligations	—	173,561,085	—	173,561,085

Taxable Municipal Obligations	—	4,494,420	—	4,494,420

Total Investments	$—	$180,049,033	$—	$180,049,033

Futures Contracts	$42,436	$—	$—	$42,436

Total	$42,436	$180,049,033	$—	$180,091,469

B  Investment Transactions and Income — Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

C  Share Class Accounting — Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class.

D  Futures Contracts — The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

E  Distributions to Shareholders — The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Prior to February 1, 2019, income distributions were declared monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

F  Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Federal Income Taxes — No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements — continued

2  Related Party Transactions

The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2019, the investment advisory fee amounted to $566,931.

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% (0.80%, 1.55% and 0.45% prior to May 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. For the year ended December 31, 2019, CRM waived or reimbursed expenses of $321,259.

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the year ended December 31, 2019, CRM was paid administrative fees of $194,376.

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2019 amounted to $285,243 and $12,570 for Class A shares and Class C shares, respectively.

The Fund was informed that EVD received $20,020 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2019. The Fund was also informed that EVD received $297 and less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $20,415 and are included in transfer agency fees and expenses on the Statement of Operations.

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $142,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $20,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $3,711, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

3  Investment Activity

During the year ended December 31, 2019, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $57,565,230 and $29,352,864, respectively.

20

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information

The tax character of distributions declared for the years ended December 31, 2019 and December 31, 2018 was as follows:

	Year Ended December 31,
	2019	2018

Tax-exempt income	$3,585,805	$3,452,502

Ordinary income	$23,346	$136,082

During the year ended December 31, 2019, accumulated loss was decreased by $185,269 and paid-in capital was decreased by $185,269 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed tax-exempt income	$316,777

Deferred capital losses	$(30,535,240)

Net unrealized appreciation	$8,686,551

Distributions payable	$(21,529)

At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $30,535,240 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $512,681 are short-term and $30,022,559 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,362,482

Gross unrealized appreciation	$8,723,305

Gross unrealized depreciation	(36,754)

Net unrealized appreciation	$8,686,551

5  Financial Instruments

A summary of futures contracts outstanding at December 31, 2019 is included in the Schedule of Investments. During the year ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities

Futures contracts	Accumulated loss	$42,436	(1)	$—

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

21

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Change in unrealized appreciation (depreciation) on futures contracts

Futures contracts	$(633,881)	$454,466

The average notional cost of futures contracts (short) outstanding during the year ended December 31, 2019 was approximately $5,656,000.

6  Line of Credit

Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed line of credit agreement with State Street Bank and Trust Company (SSBT), which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.

The Fund had no borrowings outstanding pursuant to its lines of credit at December 31, 2019. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2019.

7  Capital Shares

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in capital shares for the years ended December 31, 2019 and December 31, 2018 were as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class A

Shares sold	902,069	$14,556,528	615,669	$9,614,617

Reinvestment of distributions	139,132	2,243,717	159,197	2,480,352

Shares redeemed	(813,964)	(13,125,993)	(1,343,058)	(20,982,418)

Converted from Class C	10,180	160,092	—	—

Net increase (decrease)	237,417	$3,834,344	(568,192)	$(8,887,449)

Class C

Shares sold	35,154	$570,507	22,031	$344,228

Reinvestment of distributions	1,045	16,879	1,286	20,038

Shares redeemed	(10,274)	(165,136)	(24,706)	(386,120)

Converted to Class A	(10,180)	(160,092)	—	—

Net increase (decrease)	15,745	$262,158	(1,389)	$(21,854)

22

Calvert

Responsible Municipal Income Fund

December 31, 2019

Notes to Financial Statements — continued

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class I

Shares sold	2,091,091	$34,012,691	1,370,331	$21,439,358

Reinvestment of distributions	65,839	1,066,988	47,530	741,514

Shares redeemed	(407,888)	(6,553,720)	(585,542)	(9,122,055)

Net increase	1,749,042	$28,525,959	832,319	$13,058,817

23

Calvert

Responsible Municipal Income Fund

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Calvert Management Series:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Calvert Responsible Municipal Income Fund (the Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Calvert Funds since 2002.

Philadelphia, Pennsylvania

February 21, 2020

24

Calvert

Responsible Municipal Income Fund

December 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2020 showed the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.

Exempt-Interest Dividends. For the fiscal year ended December 31, 2019, the Fund designates 99.35% of distributions from net investment income as an exempt-interest dividend.

25

Calvert

Responsible Municipal Income Fund

December 31, 2019

Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance upon a Board member’s retirement. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

John H. Streur(1) 1960	Trustee and President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

Other Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Trustees

Richard L. Baird, Jr 1948	Trustee	1980

Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA.

Other Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Trustee	2016

Professor Emerita at Howard University School of Law. Dean Emerita of Howard University School of Law and Deputy Director of the Association of American Law Schools (1992-1994).

Other Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Trustee	2016

Former Chair of the U.S. Equal Employment Opportunity Commission.

Other Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr.(2) 1948	Trustee	1982

President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).

Other Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Trustee	2016

Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999-September 2014).

Other Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Trustee	2016	Attorney. Other Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.

26

Calvert

Responsible Municipal Income Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Independent Trustees (continued)

Anthony A. Williams 1951	Trustee	2010

CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for King and Spalding LLP (September 2015 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).

Other Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Hope L. Brown 1973	Chief Compliance Officer	2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).

Maureen A. Gemma(3) 1960	Vice President, Secretary and Chief Legal Officer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 159 registered investment companies advised or administered by Eaton Vance.

James F. Kirchner(3) 1967	Treasurer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 159 registered investment companies advised or administered by Eaton Vance.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2)	Mr. Guffey is currently married to Rebecca L. Adamson, who served as a member of the Advisory Council through December 31, 2019.
(3)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

27

Calvert Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

28

Investment Adviser and Administrator

Calvert Research and Management

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

Fund Offices

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.

24173    12.31.19

Calvert

Flexible Bond Fund

Annual Report

December 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.

E-Delivery Sign-Up — Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund and its adviser have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Choose Planet-friendly E-delivery!

Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.

Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Annual Report December 31, 2019

Calvert

Flexible Bond Fund

Calvert

Flexible Bond Fund

December 31, 2019

Management’s Discussion of Fund Performance 1

Economic and Market Conditions

The 12-month period ended December 31, 2019 marked a dramatic turnaround in fixed-income markets from the prior year as the rising interest rate environment of 2018 gave way to a falling interest-rate climate against the backdrop of multiple domestic and international uncertainties.

After a bond rally at the end of 2018 sparked by the U.S. Federal Reserve (the Fed) lowering the number of rate increases projected for 2019, the first two months of 2019 were relatively quiet for bonds. Downward pressure on interest rates and upward pressure on bond prices resumed in March 2019 and continued through most of the period propelled by lower-than-desired inflation, low European interest rates, and an on-again/off-again U.S.-China trade conflict. These factors fueled investor concerns about both U.S. and global growth potential.

After holding interest rates steady through the first half of 2019, the Fed cut its benchmark interest rate to 2.00%-2.25% on July 31 — its first reduction in over a decade — followed by two more quarter-point interest-rate drops in September and October to a range of 1.50%-1.75%. Lower rates are intended to help stimulate economic activity by making borrowing costs relatively more affordable.

Late in the year, economic data suggested that international policymaker efforts to bolster their respective economies were starting to pay off. Although U.S. manufacturing activity remained weak, the services sector of the economy — nearly 90% of GDP — continued to expand and holiday retail sales grew at a solid pace.

Adding to economic optimism, the U.S. and China announced a so-called “phase-one” trade agreement on December 13. Days later, British lawmakers endorsed Prime Minister Johnson’s plan for the U.K.’s departure from the European Union, lowering fears of a “no-deal exit” scenario.

As a whole, the period was marked by strong performance across U.S. bond markets. The Bloomberg Barclays U.S. Aggregate Bond Index,2 a broad measure of the U.S. bond market, returned 8.72%. The Bloomberg Barclays U.S. Corporate Bond Index, a measure of U.S. corporate investment-grade bonds, finished 2019 with a 14.54% return — its best calendar-year performance since 2009. High yield fixed-income securities also performed well with the ICE BofAML U.S. High Yield Index returning 14.41% during the period ended December 31, 2019.

Fund Performance

For the 12-month period ended December 31, 2019, Calvert Flexible Bond Fund (the Fund) returned 6.76% for Class A shares at net asset value (NAV), outperforming its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index (the Index), which returned 2.28%.

The Fund maintained a conservative risk profile through most of the period with a slightly positive interest rate duration, and allocations to U.S. Treasury Inflation Protected Securities as a hedge against inflation. Within credit sectors, the Fund also maintained a defensive stance, focusing on idiosyncratic opportunities, while keeping overall spread duration6 low during the period.

The Fund’s sector allocation contributed to Index-relative performance during the period. Allocations to investment-grade corporate bonds, high yield securities, non-agency mortgage-backed securities, bank loans, and asset-backed securities were significant contributors.

The Fund’s positive interest rate duration also enhanced performance relative to the Index as short-term interest rates declined during the period. Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

2

Calvert

Flexible Bond Fund

December 31, 2019

Performance

Portfolio Managers Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management

% Average Annual Total Returns [2,3]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception

Class A at NAV	09/30/2014	09/30/2014	6.76%	3.54%	3.37%
Class A with 3.75% Maximum Sales Charge	—	—	2.76	2.76	2.62
Class C at NAV	09/30/2014	09/30/2014	6.03	2.77	2.59
Class C with 1% Maximum Sales Charge	—	—	5.03	2.77	2.59
Class I at NAV	09/30/2014	09/30/2014	7.06	3.91	3.75
Class R6 at NAV	05/01/2019	09/30/2014	7.10	3.92	3.75

ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	2.28%	1.07%	1.02%

% Total Annual Operating Expense Ratios [4]		Class A	Class C	Class I	Class R6

Gross		0.96%	1.71%	0.71%	0.68%
Net		0.94%	1.69%	0.69%	0.66%

% SEC Yield [5]		Class A	Class C	Class I	Class R6

SEC 30-day Yield - Subsidized		2.46%	1.80%	2.78%	2.87%
SEC 30-day Yield - Unsubsidized		2.38	1.73	2.70	2.87

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment [3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class C	$10,000	09/30/2014	$11,441	N.A.

Class I	$250,000	09/30/2014	$303,303	N.A.

Class R6	$1,000,000	09/30/2014	$1,213,665	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

3

Calvert

Flexible Bond Fund

December 31, 2019

Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

4

Calvert

Flexible Bond Fund

December 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Bloomberg Barclays U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.

[6]

Spread duration is an estimate of how much the price of a specific bond will move when the spread of that bond — the yield difference between that bond and a government bond of similar maturity — changes.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 3, 2020, the Fund changed its name to Calvert Flexible Bond Fund from Calvert Absolute Return Bond Fund.

5

Calvert

Flexible Bond Fund

December 31, 2019

Fund Expenses

Example

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2019 to December 31, 2019).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/19)	Ending Account Value (12/31/19)	Expenses Paid During Period* (7/1/19 – 12/31/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,020.00	$4.68	**	0.93%
Class C	$1,000.00	$1,016.80	$8.54	**	1.68%
Class I	$1,000.00	$1,021.30	$3.46	**	0.68%
Class R6	$1,000.00	$1,021.60	$3.11	**	0.61%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.57	$4.69	**	0.93%
Class C	$1,000.00	$1,016.74	$8.54	**	1.68%
Class I	$1,000.00	$1,021.78	$3.47	**	0.68%
Class R6	$1,000.00	$1,022.13	$3.11	**	0.61%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2019.

**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

6

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments

Asset-Backed Securities — 27.6%
Security	Principal Amount (000’s omitted)	Value

Automobile — 0.8%

Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class B, 3.29%, 2/20/21 (1)	$183	$183,432

Tesla Auto Lease Trust:

Series 2019-A, Class B, 2.41%, 12/20/22 (1)	835	832,554

Series 2019-A, Class E, 5.48%, 5/22/23 (1)	605	607,594

		$1,623,580

Clean Energy — 2.4%

Helios Issuer, LLC, Series 2017-1A, Class C, 8.00%, 9/20/49 (1)	$2,620	$2,719,899

Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40 (1)	710	706,593

RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	13	13,428

SolarCity LMC Series II, LLC, Series 2014-1, Class A, 4.59%, 4/20/44 (1)	570	580,678

SolarCity LMC Series III, LLC:

Series 2014-2, Class A, 4.02%, 7/20/44 (1)	623	627,152

Series 2014-2, Class B, 5.44%, 7/20/44 (1)	258	258,309

		$4,906,059

Consumer Loan — 14.2%

Avant Loans Funding Trust:

Series 2017-B, Class C, 4.99%, 11/15/23 (1)	$1,032	$1,033,757

Series 2018-A, Class C, 4.79%, 5/15/24 (1)	2,540	2,564,889

Series 2019-A, Class A, 3.48%, 7/15/22 (1)	138	138,300

Series 2019-B, Class A, 2.72%, 10/15/26 (1)	869	870,108

Conn’s Receivables Funding, LLC:

Series 2018-A, Class A, 3.25%, 1/15/23 (1)	41	41,037

Series 2018-A, Class B, 4.65%, 1/15/23 (1)	223	224,468

Series 2019-A, Class A, 3.40%, 10/16/23 (1)	161	162,242

Series 2019-A, Class B, 4.36%, 10/16/23 (1)	2,602	2,628,471

Series 2019-B, Class B, 3.62%, 6/17/24 (1)	1,685	1,687,268

Consumer Loan Underlying Bond Credit Trust:

Series 2017-NP2, Class C, 4.87%, 1/16/24 (1)	427	428,479

Series 2017-P2, Class A, 2.61%, 1/15/24 (1)	5	5,250

Series 2017-P2, Class B, 3.56%, 1/15/24 (1)	2,375	2,379,902

Series 2019-P1, Class A, 2.94%, 7/15/26 (1)	221	221,797

Series 2019-P2, Class A, 2.47%, 10/15/26 (1)	781	781,046

Marlette Funding Trust:

Series 2017-2A, Class B, 3.19%, 7/15/24 (1)	43	43,411

Series 2018-3A, Class C, 4.63%, 9/15/28 (1)	815	834,222

Security	Principal Amount (000’s omitted)	Value

Consumer Loan (continued)

OneMain Financial Issuance Trust, Series 2016-1A, Class B, 4.57%, 2/20/29 (1)	$2,600	$2,617,841

Oportun Funding VIII, LLC:

Series 2018-A, Class A, 3.61%, 3/8/24 (1)	500	504,492

Series 2018-A, Class B, 4.45%, 3/8/24 (1)	1,540	1,558,702

Prosper Marketplace Issuance Trust:

Series 2017-1A, Class C, 5.80%, 6/15/23 (1)	1,096	1,097,647

Series 2017-2A, Class C, 5.37%, 9/15/23 (1)	1,171	1,179,508

Series 2018-1A, Class C, 4.87%, 6/17/24 (1)	750	757,238

Series 2018-2A, Class B, 3.96%, 10/15/24 (1)	4,640	4,672,672

SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (1)	1,403	1,408,480

Springleaf Funding Trust:

Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	169	169,510

Series 2016-AA, Class B, 3.80%, 11/15/29 (1)	490	490,701

		$28,501,438

Other — 3.3%

ExteNet, LLC, Series 2019-1A, Class B, 4.14%, 7/26/49 (1)	$435	$437,584

Horizon Aircraft Finance II, Ltd.:

Series 2019-1, Class B, 4.703%, 7/15/39 (1)	638	636,283

Series 2019-1, Class C, 6.90%, 7/15/39 (1)	652	663,737

Horizon Aircraft Finance III, Ltd., Series 2019-2, Class B, 4.458%, 11/15/39 (1)	275	273,765

InSite Issuer, LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	200	207,897

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44 (1)	1,869	1,958,048

Series 2019-2A, Class A2, 3.08%, 10/25/44 (1)	175	174,879

Thunderbolt Aircraft Lease, Ltd.:

Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(2)	806	833,933

Series 2017-A, Class C, 4.50%, 5/17/32 (1)	405	394,775

Vantage Data Centers Issuer, LLC, Series 2019-1A, Class A2, 3.188%, 7/15/44 (1)	1,007	1,013,547

		$6,594,448

Single-Family Rental — 0.6%

Invitation Homes Trust, Series 2017-SFR2, Class D, 3.537%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(3)	$352	$353,483

Progress Residential Trust, Series 2015-SFR3, Class E, 5.66%, 11/12/32 (1)	860	859,765

		$1,213,248

7	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Small Business Loan — 0.4%

Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26 (1)	$858	$858,393

Student Loan — 0.0%(4)

Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (1)	$11	$10,903

Timeshare — 0.1%

Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32 (1)	$117	$117,526

Whole Business — 5.8%

Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (1)	$472	$490,357

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	1,458	1,496,170

Driven Brands Funding, LLC:

Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	979	1,002,044

Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	871	913,588

Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	392	407,274

Series 2019-2A, Class A2, 3.981%, 10/20/49 (1)	865	866,809

FOCUS Brands Funding, LLC:

Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	1,536	1,543,324

Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	78	82,055

Hardee’s Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	430	432,591

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (1)	515	519,439

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48 (1)	741	754,862

Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	701	730,757

Series 2019-1A, Class A2, 3.858%, 12/5/49 (1)	540	532,982

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49 (1)	1,963	1,975,821

		$11,748,073

Total Asset-Backed Securities (identified cost $55,224,233)		$55,573,668

Collateralized Mortgage-Backed Obligations — 13.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2015-HQ2, Class M3, 5.042%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (3)	$1,000	$1,059,290

Series 2015-HQA2, Class M2, 4.592%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (3)	276	278,073

Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (3)	1,898	1,944,130

Series 2018-DNA1, Class M1, 2.242%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (3)	401	400,781

Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30 (3)	2,510	2,517,158

Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30 (3)	1,135	1,133,802

Series 2018-HQA1, Class M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 9/25/30 (3)	1,525	1,544,082

Series 2019-DNA2, Class M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 3/25/49 (1)(3)	1,087	1,097,205

Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49 (1)(3)	2,796	2,811,542

Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49 (1)(3)	805	808,848

Series 2019-HQA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/49 (1)(3)	2,066	2,069,262

Series 2019-HQA3, Class M2, 3.642%, (1 mo. USD LIBOR + 1.85%), 9/25/49 (1)(3)	185	185,157

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (3)	1,231	1,296,829

Series 2014-C04, Class 1M2, 6.692%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (3)	1,354	1,490,871

Series 2017-C05, Class 1M1, 2.342%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (3)	30	29,722

Series 2017-C05, Class 1M2, 3.992%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (3)	2,375	2,418,705

Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31 (1)(3)	527	532,700

Series 2019-R01, Class 2M2, 4.242%, (1 mo. USD LIBOR + 2.45%), 7/25/31 (1)(3)	1,995	2,018,874

Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31 (1)(3)	1,505	1,517,181

Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39 (1)(3)	136	136,592

Series 2019-R05, Class 1M2, 3.792%, (1 mo. USD LIBOR + 2.00%), 7/25/39 (1)(3)	695	699,483

8	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Toorak Mortgage Corp., Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(2)	$690	$694,401

Total Collateralized Mortgage-Backed Obligations (identified cost $26,528,503)		$26,684,688

Commercial Mortgage-Backed Securities — 10.4%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class ENM, 3.843%, 11/5/32 (1)(5)	$3,865	$3,648,998

Series 2019-BPR, Class FNM, 3.843%, 11/5/32 (1)(5)	1,555	1,323,409

BX Commercial Mortgage Trust, Series 2019-XL, Class B, 2.82%, (1 mo. USD LIBOR + 1.08%), 10/15/36 (1)(3)	630	631,556

Citigroup Commercial Mortgage Trust:

Series 2017-MDRB, Class A, 2.84%, (1 mo. USD LIBOR + 1.10%), 7/15/30 (1)(3)	1,658	1,646,802

Series 2017-MDRC, Class C, 3.04%, (1 mo. USD LIBOR + 1.30%), 7/15/30 (1)(3)	600	597,495

Series 2017-MDRC, Class D, 3.99%, (1 mo. USD LIBOR + 2.25%), 7/15/30 (1)(3)	2,175	2,172,780

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 5.042%, (1 mo. USD LIBOR + 3.25%), 10/15/49 (1)(3)	140	146,291

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2014-DSTY, Class A, 3.429%, 6/10/27 (1)	1,000	1,002,942

Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	500	496,872

Morgan Stanley Capital I Trust:

Series 2019-BPR, Class B, 3.84%, (1 mo. USD LIBOR + 2.10%), 5/15/36 (1)(3)	2,225	2,224,331

Series 2019-BPR, Class C, 4.79%, (1 mo. USD LIBOR + 3.05%), 5/15/36 (1)(3)	960	961,390

Motel 6 Trust:

Series 2017-MTL6, Class B, 2.93%, (1 mo. USD LIBOR + 1.19%), 8/15/34 (1)(3)	983	983,973

Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(3)	967	967,933

Series 2017-MTL6, Class D, 3.89%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(3)	325	325,940

Series 2017-MTL6, Class E, 4.99%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(3)	365	367,386

Security	Principal Amount (000’s omitted)	Value

RETL Trust, Series 2019-RVP, Class B, 3.29%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(3)	$3,370	$3,377,903

Total Commercial Mortgage-Backed Securities (identified cost $20,834,082)		$20,876,001

Convertible Bonds — 0.7%
Security	Principal Amount (000’s omitted)	Value

Technology — 0.7%

Rovi Corp., 0.50%, 3/1/20	$1,355	$1,347,243

Total Convertible Bonds (identified cost $1,346,598)		$1,347,243

Corporate Bonds — 23.6%
Security	Principal Amount (000’s omitted)	Value

Communications — 1.7%

CommScope Technologies, LLC, 6.00%, 6/15/25 (1)	$755	$757,741

CommScope, Inc., 8.25%, 3/1/27 (1)(7)	520	548,262

Discovery Communications, LLC, 5.20%, 9/20/47	856	996,553

NortonLifeLock, Inc., 5.00%, 4/15/25 (1)	718	733,668

Twitter, Inc., 3.875%, 12/15/27 (1)	269	269,533

		$3,305,757

Consumer, Cyclical — 5.1%

American Airlines Pass-Through Trust:

5.25%, 7/15/25	$120	$127,480

5.60%, 1/15/22 (1)	2,663	2,706,632

5.625%, 7/15/22 (1)	973	991,975

Azul Investments, LLP, 5.875%, 10/26/24 (1)	965	1,003,528

Ford Motor Credit Co., LLC:

2.677%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (3)	1,675	1,676,107

2.881%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (3)	466	462,129

3.012%, (3 mo. USD LIBOR + 1.00%), 1/9/20 (3)	455	455,065

Nordstrom, Inc.:

4.375%, 4/1/30	755	770,434

5.00%, 1/15/44	1,130	1,106,827

WestJet Airlines, Ltd., 3.50%, 6/16/21 (1)	955	970,369

		$10,270,546

9	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Consumer, Non-cyclical — 2.5%

Ashtead Capital, Inc., 4.25%, 11/1/29 (1)	$514	$526,208

Becton Dickinson and Co., 2.836%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (3)	2,150	2,151,093

Centene Corp.:

4.25%, 12/15/27 (1)	367	378,230

4.625%, 12/15/29 (1)	418	441,283

Conagra Brands, Inc.:

2.512%, (3 mo. USD LIBOR + 0.50%), 10/9/20 (3)	780	781,264

2.703%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (3)	278	278,029

Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23 (1)	520	546,325

		$5,102,432

Energy — 1.3%

National Oilwell Varco, Inc., 3.60%, 12/1/29	$1,463	$1,467,900

Oceaneering International, Inc., 4.65%, 11/15/24	1,250	1,228,125

		$2,696,025

Financial — 8.7%

Alliance Data Systems Corp., 4.75%, 12/15/24 (1)	$979	$979,000

Ally Financial, Inc., 4.125%, 3/30/20	3,020	3,034,919

Banco Santander SA, 3.00%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (3)	1,165	1,173,072

BBVA Bancomer SA, 5.125% to 1/17/28, 1/18/33 (1)(8)	965	975,890

Capital One Financial Corp., 2.656%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (3)	2,550	2,554,085

Capital One NA, 2.724%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (3)	520	524,059

Citigroup, Inc., 2.886%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (3)	1,150	1,160,386

Commonwealth Bank of Australia, 3.61% to 9/12/29, 9/12/34 (1)(8)	473	475,702

Credit Acceptance Corp.:

5.125%, 12/31/24 (1)	879	915,004

7.375%, 3/15/23	890	915,957

Discover Bank, 4.682% to 8/9/23, 8/9/28 (8)	800	836,720

Iron Mountain, Inc., 4.375%, 6/1/21 (1)	177	179,177

Newmark Group, Inc., 6.125%, 11/15/23	457	503,936

Radian Group, Inc., 4.875%, 3/15/27	1,300	1,371,952

SBA Tower Trust, 2.836%, 1/15/25 (1)	840	849,273

Synchrony Financial, 3.132%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (3)	720	720,575

Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29 (8)	313	332,570

		$17,502,277

Security	Principal Amount (000’s omitted)	Value

Industrial — 2.6%

JSL Europe SA, 7.75%, 7/26/24 (1)	$895	$967,132

nVent Finance S.a.r.l., 4.55%, 4/15/28	925	959,871

Owens Corning, 4.30%, 7/15/47	1,276	1,209,938

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20	1,609	1,612,741

Westinghouse Air Brake Technologies Corp., 3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (3)	508	508,080

		$5,257,762

Technology — 1.7%

Dell International, LLC/EMC Corp., 5.875%, 6/15/21 (1)	$411	$417,938

EMC Corp., 2.65%, 6/1/20	108	108,154

Hewlett Packard Enterprise Co., 2.763%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (3)	325	325,045

NXP BV / NXP Funding, LLC, 4.625%, 6/15/22 (1)	560	590,321

Seagate HDD Cayman, 5.75%, 12/1/34	1,170	1,226,663

Western Digital Corp., 4.75%, 2/15/26	718	749,861

		$3,417,982

Total Corporate Bonds (identified cost $46,306,034)		$47,552,781

Mutual Funds — 0.7%
	Shares	Value

Fixed-Income Mutual Funds — 0.7%

Calvert Floating-Rate Advantage Fund, Class R6 (9)	154,926	$1,518,277

Total Mutual Funds (identified cost $1,504,374)		$1,518,277

Preferred Stocks — 0.2%
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy LP, Series B, 7.625% to 6/15/22 (8)	21,247	$459,998

Total Preferred Stocks (identified cost $458,935)		$459,998

10	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments — continued

Floating Rate Loans(10) — 3.7%
Security	Principal Amount (000’s omitted)	Value

Building and Development — 0.2%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.049%, (1 mo. USD LIBOR + 3.25%), 8/21/25	$346	$347,407

Cable and Satellite Television — 0.1%

Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$280	$280,642

Cosmetics/Toiletries — 0.1%

Prestige Brands, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 1/26/24	$101	$101,562

Drugs — 0.2%

Jaguar Holding Company II, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 8/18/22	$511	$513,975

Electronics/Electrical — 1.5%

Epicor Software Corporation, Term Loan, 5.05%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$768	$774,229

Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	97	97,584

Hyland Software, Inc., Term Loan, 5.299%, (1 mo. USD LIBOR + 3.50%), 7/1/24	723	730,024

Infor (US), Inc., Term Loan, 4.695%, (3 mo. USD LIBOR + 2.75%), 2/1/22	515	518,001

MA FinanceCo., LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	62	62,157

Seattle Spinco, Inc., Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 6/21/24	418	419,763

SolarWinds Holdings, Inc., Term Loan, 4.549%, (1 mo. USD LIBOR + 2.75%), 2/5/24	158	159,803

SS&C Technologies, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	189	190,300

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	128	129,404

		$3,081,265

Equipment Leasing — 0.2%

Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.515%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$316	$318,604

Health Care — 0.2%

Change Healthcare Holdings, LLC, Term Loan, 4.299%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$465	$467,180

Security	Principal Amount (000’s omitted)	Value

Industrial Equipment — 0.0%(4)

Rexnord, LLC, Term Loan, 3.535%, (1 mo. USD LIBOR + 1.75%), 8/21/24	$86	$86,475

Insurance — 0.5%

Asurion, LLC, Term Loan, 4.799%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$942	$949,048

Leisure Goods/Activities/Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 5/23/25	$139	$139,215

Lodging and Casinos — 0.0%(4)

ESH Hospitality, Inc., Term Loan, 3.799%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$80	$81,213

Telecommunications — 0.6%

CenturyLink, Inc., Term Loan, 1/31/25 (11)	$465	$467,454

Level 3 Financing, Inc., Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 3/1/27	142	142,534

Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	522	518,521

		$1,128,509

Total Floating Rate Loans (identified cost $7,439,982)		$7,495,095

U.S. Treasury Obligations — 10.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Inflation-Protected Notes:

0.125%, 4/15/20 (12)	$1,000	$998,748

0.625%, 4/15/23 (12)	2,719	2,761,832

0.75%, 7/15/28 (12)	6,968	7,332,635

U.S. Treasury Notes:

1.375%, 1/15/20	8,875	8,874,137

2.625%, 12/31/25	287	300,744

Total U.S. Treasury Obligations (identified cost $19,976,695)		$20,268,096

11	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Schedule of Investments — continued

Short-Term Investments — 8.4%
Commercial Paper — 8.4%
Security	Principal Amount (000’s omitted)	Value

DXC Capital Funding, Ltd., 2.292%, 2/27/20 (1)(6)	$3,000	$2,989,748

Enel Finance America, LLC, 2.131%, 1/3/20 (1)(6)	3,025	3,024,556

Jabil, Inc:

2.255%, 1/6/20 (1)(6)	1,975	1,974,136

2.27%, 2/6/20 (1)(6)	2,910	2,902,349

Sherwin-Williams Co. (The), 2.132%, 1/6/20 (1)(6)	2,960	2,959,231

Smithfield Foods, Inc., 2.337%, 1/21/20 (1)(6)	2,960	2,955,979

Total Commercial Paper (identified cost $16,807,216)		$16,805,999

Total Short-Term Investments (identified cost $16,807,216)		$16,805,999

Total Investments (identified cost $196,426,652) — 98.7%		$198,581,846

Other Assets, Less Liabilities — 1.3%		$2,525,369

Net Assets — 100.0%		$201,107,215

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $122,050,104, which represents 60.7% of the net assets of the Fund as of December 31, 2019.

(2)	Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2019.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(4)	Amount is less than 0.05%.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(6)

Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019, the aggregate value of these securities is $16,805,999, representing 8.4% of the Fund’s net assets.

(7)	All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $299,435.

(8)	Security converts to variable rate after the indicated fixed-rate coupon period.

(9)	Affiliated fund.

(10)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(11)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	33	Long	3/31/20	$3,914,109	$(14,752)

U.S. 2-Year Treasury Note	(20)	Short	3/31/20	(4,310,000)	2,467

U.S. Ultra 10-Year Treasury Note	(29)	Short	3/20/20	(4,080,391)	50,262

U.S. Ultra-Long Treasury Bond	(26)	Short	3/20/20	(4,723,063)	153,004

					$190,981

12	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Statement of Assets and Liabilities

Assets	December 31, 2019

Investments in securities of unaffiliated issuers, at value (identified cost $194,922,278) - including $299,435 of securities on loan	$197,063,569

Investments in securities of affiliated issuers, at value (identified cost $1,504,374)	1,518,277

Receivable for variation margin on open futures contracts	33,901

Cash	2,045,919

Receivable for capital shares sold	871,397

Interest receivable	878,622

Dividends receivable - affiliated	4,375

Securities lending income receivable	389

Receivable from affiliate	9,838

Deposits at broker for futures contracts	154,742

Trustees’ deferred compensation plan	109,764

Other assets	8,247

Total assets	$202,699,040

Liabilities

Payable for investments purchased	$907,630

Payable for capital shares redeemed	349,479

Distributions payable	39,376

Payable to affiliates:

Investment advisory fee	58,514

Administrative fee	20,062

Distribution and service fees	6,423

Sub-transfer agency fee	1,769

Trustees’ deferred compensation plan	109,764

Accrued expenses	98,808

Total liabilities	$1,591,825

Net Assets	$201,107,215

Sources of Net Assets

Paid-in capital	$199,423,184

Distributable earnings	1,684,031

Total	$201,107,215

Class A

Net Assets	$26,710,530

Shares Outstanding	1,763,197

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.15

Maximum Offering Price Per Share
(100 ÷ 96.25 of net asset value per share)	$15.74

Class C

Net Assets	$1,031,340

Shares Outstanding	68,049

Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.16

Class I

Net Assets	$132,061,683

Shares Outstanding	8,740,726

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.11

Class R6

Net Assets	$41,303,662

Shares Outstanding	2,733,347

Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.11

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Statement of Operations

Investment Income	Year Ended December 31, 2019

Interest income	$6,778,035

Dividend income - affiliated issuers	4,375

Securities lending income, net	9,232

Total investment income	$6,791,642

Expenses

Investment advisory fee	$597,982

Administrative fee	205,023

Distribution and service fees:

Class A	63,262

Class C	9,416

Trustees’ fees and expenses	10,276

Custodian fees	20,740

Transfer agency fees and expenses	139,038

Accounting fees	37,149

Professional fees	49,029

Registration fees	79,397

Reports to shareholders	22,908

Miscellaneous	27,729

Total expenses	$1,261,949

Waiver and/or reimbursement of expenses by affiliate	$(50,143)

Reimbursement of expenses - other	(3,963)

Net expenses	$1,207,843

Net investment income	$5,583,799

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment securities	$565,125

Futures contracts	(405,713)

Net realized gain	$159,412

Change in unrealized appreciation (depreciation):

Investment securities	$5,127,133

Investment securities - affiliated issuers	13,903

Futures contracts	81,578

Net change in unrealized appreciation (depreciation)	$5,222,614

Net realized and unrealized gain	$5,382,026

Net increase in net assets resulting from operations	$10,965,825

14	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2019	2018

From operations:

Net investment income	$5,583,799	$4,529,924

Net realized gain (loss)	159,412	(460,703)

Net change in unrealized appreciation (depreciation)	5,222,614	(3,661,457)

Net increase in net assets from operations	$10,965,825	$407,764

Distributions to shareholders:

Class A	$(788,427)	$(612,809)

Class C	(22,156)	(19,733)

Class I	(3,947,078)	(4,035,434)

Class R6 (1)	(920,960)	—

Total distributions to shareholders	$(5,678,621)	$(4,667,976)

Capital share transactions:

Class A	$1,811,471	$9,441,384

Class C	64,652	310,307

Class I	8,765,459	28,957,809

Class R6 (1)	40,991,848	—

Net increase in net assets from capital share transactions	$51,633,430	$38,709,500

Net increase in net assets	$56,920,634	$34,449,288

Net Assets

At beginning of year	$144,186,581	$109,737,293

At end of year	$201,107,215	$144,186,581

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.

15	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Financial Highlights

	Class A

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$14.64	$15.07	$15.08	$14.78	$14.93

Income (Loss) From Operations

Net investment income (1)	$0.46	$0.44	$0.37	$0.49	$0.43

Net realized and unrealized gain (loss)	0.52	(0.42)	0.11	0.42	(0.19)

Total income from operations	$0.98	$0.02	$0.48	$0.91	$0.24

Less Distributions

From net investment income	$(0.47)	$(0.45)	$(0.37)	$(0.48)	$(0.38)

From net realized gain	—	—	(0.12)	(0.13)	(0.01)

Total distributions	$(0.47)	$(0.45)	$(0.49)	$(0.61)	$(0.39)

Net asset value — End of year	$15.15	$14.64	$15.07	$15.08	$14.78

Total Return (2)	6.76%	0.12%	3.21%	6.24%	1.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$26,711	$24,045	$15,220	$17,022	$12,497

Ratios (as a percentage of average daily net assets): (3)

Total expenses	0.96%	0.93%	1.09%	1.20%	1.64%

Net expenses	0.94%	0.93%	1.08%	1.10%	1.10%

Net investment income	3.05%	2.96%	2.41%	3.30%	2.90%

Portfolio Turnover	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

16	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Financial Highlights — continued

	Class C

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$14.65	$15.08	$15.09	$14.79	$14.93

Income (Loss) From Operations

Net investment income (1)	$0.35	$0.33	$0.26	$0.38	$0.32

Net realized and unrealized gain (loss)	0.52	(0.42)	0.10	0.42	(0.19)

Total income (loss) from operations	$0.87	$(0.09)	$0.36	$0.80	$0.13

Less Distributions

From net investment income	$(0.36)	$(0.34)	$(0.25)	$(0.37)	$(0.26)

From net realized gain	—	—	(0.12)	(0.13)	(0.01)

Total distributions	$(0.36)	$(0.34)	$(0.37)	$(0.50)	$(0.27)

Net asset value — End of year	$15.16	$14.65	$15.08	$15.09	$14.79

Total Return (2)	6.03%	(0.68)%	2.41%	5.46%	0.82%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,031	$934	$649	$1,126	$900

Ratios (as a percentage of average daily net assets): (3)

Total expenses	1.71%	1.68%	3.42%	3.33%	4.43%

Net expenses	1.70%	1.68%	1.84%	1.85%	1.85%

Net investment income	2.30%	2.20%	1.69%	2.57%	2.13%

Portfolio Turnover	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

17	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Financial Highlights — continued

	Class I

	Year Ended December 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$14.60	$15.02	$15.04	$14.74	$14.93

Income (Loss) From Operations

Net investment income (1)	$0.50	$0.48	$0.43	$0.56	$0.48

Net realized and unrealized gain (loss)	0.52	(0.41)	0.10	0.42	(0.19)

Total income from operations	$1.02	$0.07	$0.53	$0.98	$0.29

Less Distributions

From net investment income	$(0.51)	$(0.49)	$(0.43)	$(0.55)	$(0.47)

From net realized gain	—	—	(0.12)	(0.13)	(0.01)

Total distributions	$(0.51)	$(0.49)	$(0.55)	$(0.68)	$(0.48)

Net asset value — End of year	$15.11	$14.60	$15.02	$15.04	$14.74

Total Return (2)	7.06%	0.43%	3.59%	6.73%	1.93%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$132,062	$119,207	$93,868	$54,389	$39,101

Ratios (as a percentage of average daily net assets): (3)

Total expenses	0.71%	0.68%	0.70%	0.68%	1.11%

Net expenses	0.67%	0.65%	0.65%	0.65%	0.65%

Net investment income	3.32%	3.22%	2.82%	3.76%	3.25%

Portfolio Turnover	87%	88%	111%	104%	132%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

18	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Financial Highlights — continued

	Class R6
	Period Ended December 31, 2019(1)

Net asset value — Beginning of period	$15.00

Income (Loss) From Operations

Net investment income	$0.33

Net realized and unrealized gain	0.11

Total income from operations	$0.44

Less Distributions

From net investment income	$(0.33)

Total distributions	$(0.33)

Net asset value — End of period	$15.11

Total Return (2)	2.97	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,304

Ratios (as a percentage of average daily net assets): (4)

Total expenses	0.61	%(5)

Net expenses	0.61	%(5)

Net investment income	3.27	%(5)

Portfolio Turnover	87	%(6)

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(3)	Not annualized.

(4)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(5)	Annualized.

(6)	For the year ended December 31, 2019.

19	See Notes to Financial Statements.

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Calvert Flexible Bond Fund (formerly, Calvert Absolute Return Bond Fund) (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek positive absolute returns over a full market cycle, regardless of market conditions. The Fund invests primarily in bonds and/or instruments that provide exposure to bonds, including debt securities of any maturity.

The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.

The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A  Investment Valuation — Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Floating Rate Loans. Interests in floating rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may

20

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$55,573,668	$—	$55,573,668

Collateralized Mortgage-Backed Obligations	—	26,684,688	—	26,684,688

Commercial Mortgage-Backed Securities	—	20,876,001	—	20,876,001

Convertible Bonds	—	1,347,243	—	1,347,243

Corporate Bonds	—	47,552,781	—	47,552,781

Mutual Funds	1,518,277	—	—	1,518,277

Preferred Stocks	459,998	—	—	459,998

Floating Rate Loans	—	7,495,095	—	7,495,095

U.S. Treasury Obligations	—	20,268,096	—	20,268,096

Short-Term Investments — Commercial Paper	—	16,805,999	—	16,805,999

Total Investments	$1,978,275	$196,603,571	$—	$198,581,846

Futures Contracts	$205,733	$—	$—	$205,733

Total	$2,184,008	$196,603,571	$—	$198,787,579

Liabilities

Futures Contracts	$(14,752)	$—	$—	$(14,752)

B  Investment Transactions and Income — Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in floating rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

C  Share Class Accounting — Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.

D  Floating Rate Loans — The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.

21

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

E  Futures Contracts — The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

F  Distributions to Shareholders — The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. Prior to February 1, 2019, income distributions were declared monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

G  Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Federal Income Taxes — No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

2  Related Party Transactions

The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.35% of the Fund’s average daily net assets. For the year ended December 31, 2019, the investment advisory fee amounted to $597,982.

CRM has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.93%, 1.68% and 0.68% (1.02%, 1.77% and 0.65% prior to May 1, 2019) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 0.65% of the Fund’s average daily net assets for Class R6. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2020. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated fund. For the year ended December 31, 2019, CRM waived or reimbursed expenses of $50,143.

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended December 31, 2019, CRM was paid administrative fees of $205,023.

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended December 31, 2019 amounted to $63,262 and $9,416 for Class A shares and Class C shares, respectively.

22

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

The Fund was informed that EVD received $7,848 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2019. The Fund was also informed that EVD received $375 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2019, sub-transfer agency fees and expenses incurred to EVM amounted to $8,527 and are included in transfer agency fees and expenses on the Statement of Operations.

During the year ended December 31, 2019, CRM reimbursed the Fund $1,545 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.

Each Trustee of the Fund who is not an employee of CRM or its affiliates receives a fee of $3,000 for each Board meeting attended in person and $2,000 for each Board meeting attended by phone plus an annual fee of $142,000, and $1,500 for each Committee meeting attended in person and $1,000 for each Committee meeting attended by phone plus an annual Committee fee of $2,500. The Board chair receives an additional $20,000 annual retainer and Committee chairs receive an additional $6,000 annual retainer. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and four additional members. Each member (other than CRM’s Chief Executive Officer) receives annual compensation of $75,000, which is being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the year ended December 31, 2019, the Fund’s allocated portion of such expense and reimbursement was $3,963, which are included in miscellaneous expense and reimbursement of expenses-other, respectively, on the Statement of Operations.

3  Investment Activity

During the year ended December 31, 2019, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities, were $109,466,139 and $105,667,309, respectively. Purchases and sales of U.S. government and agency securities were $40,818,803 and $23,441,417, respectively.

4  Distributions to Shareholders and Income Tax Information

The tax character of distributions declared for the years ended December 31, 2019 and December 31, 2018 was as follows:

	Year Ended December 31,
	2019	2018

Ordinary income	$5,678,621	$4,667,976

During the year ended December 31, 2019, distributable earnings was decreased by $18,254 and paid-in capital was increased by $18,254 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$39,376

Deferred capital losses	$(430,314)

Net unrealized appreciation	$2,114,345

Distributions payable	$(39,376)

At December 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $430,314 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2019, $397,669 are short-term and $32,645 are long-term.

23

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,467,501

Gross unrealized appreciation	$2,236,789

Gross unrealized depreciation	(122,444)

Net unrealized appreciation (depreciation)	$2,114,345

5  Financial Instruments

A summary of futures contracts outstanding at December 31, 2019 is included in the Schedule of Investments. During the year ended December 31, 2019, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2019, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities

Futures contracts	Distributable earnings	$205,733	(1)	$(14,752	)(1)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2019 was as follows:

	Statement of Operations Caption
Derivative	Net realized gain (loss) on futures contracts	Change in unrealized appreciation (depreciation) on futures contracts

Futures contracts	$(405,713)	$81,578

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2019 was approximately $2,793,000 and $13,178,000, respectively.

6  Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

24

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

At December 31, 2019, the total value of securities on loan, including accrued interest, was $306,655 and the total value of collateral received was $312,400, comprised of U.S. government and/or agencies securities.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2019.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Corporate Bonds	$312,400	$—	$—	$—	$312,400

The carrying amount of the liability for deposits for securities loaned at December 31, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2019.

7  Line of Credit

Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million ($62.5 million prior to June 21, 2019) committed line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.

The Fund had no borrowings outstanding pursuant to its line of credit at December 31, 2019. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2019.

8  Investments in Affiliated Funds

At December 31, 2019, the value of the Fund’s investment in affiliated funds was $1,518,277, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the year ended December 31, 2019, were as follows:

Name of Affiliated Fund	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation	Value, end of period	Dividend Income	Shares, end of period
Mutual Funds

Calvert Floating-Rate Advantage Fund, Class R6	$—	$1,504,374	$—	$—	$13,903	$1,518,277	$4,375	154,926

25

Calvert

Flexible Bond Fund

December 31, 2019

Notes to Financial Statements — continued

9  Capital Shares

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in capital shares for the years ended December 31, 2019 and December 31, 2018 were as follows:

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Class A

Shares sold	856,242	$12,870,647	1,235,751	$18,461,167

Reinvestment of distributions	39,158	588,809	31,043	461,554

Shares redeemed	(779,491)	(11,719,631)	(634,509)	(9,481,337)

Converted from Class C	4,790	71,646	—	—

Net increase	120,699	$1,811,471	632,285	$9,441,384

Class C

Shares sold	24,529	$369,562	30,167	$451,195

Reinvestment of distributions	1,369	20,590	1,223	18,183

Shares redeemed	(16,863)	(253,854)	(10,646)	(159,071)

Converted to Class A	(4,790)	(71,646)	—	—

Net increase	4,245	$64,652	20,744	$310,307

Class I

Shares sold	5,904,013	$88,472,494	4,379,354	$65,312,147

Reinvestment of distributions	243,253	3,647,847	260,316	3,863,155

Shares redeemed	(5,570,716)	(83,354,882)	(2,723,115)	(40,217,493)

Net increase	576,550	$8,765,459	1,916,555	$28,957,809

Class R6 (1)

Shares sold	3,130,344	$46,964,452	—	$—

Reinvestment of distributions	61,205	920,960	—	—

Shares redeemed	(458,202)	(6,893,564)	—	—

Net increase	2,733,347	$40,991,848	—	$—

(1)	For the period from the commencement of operations, May 1, 2019, to December 31, 2019.

At December 31, 2019, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 9.5% and 10.5%, respectively, of the value of the outstanding shares of the Fund.

10  Name Change

Effective January 3, 2020, the name of Calvert Flexible Bond Fund was changed from Calvert Absolute Return Bond Fund.

26

Calvert

Flexible Bond Fund

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Calvert Management Series:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Calvert Flexible Bond Fund (the Fund, formerly known as Calvert Absolute Return Bond Fund), a series of Calvert Management Series, including the schedule of investments, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, transfer agent, brokers, and agent banks. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Calvert Funds since 2002.

Philadelphia, Pennsylvania

February 21, 2020

27

Calvert

Flexible Bond Fund

December 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2020 showed the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.

28

Calvert

Flexible Bond Fund

December 31, 2019

Management and Organization

Fund Management. The Trustees of Calvert Management Series (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance upon a Board member’s retirement. The “Independent Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Ms. Gemma and Mr. Kirchner, is 1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009. As used below, “CRM” refers to Calvert Research and Management. Each Trustee oversees 39 funds in the Calvert fund complex. Each officer serves as an officer of certain other Calvert funds.

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

John H. Streur(1) 1960	Trustee and President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015-December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015-April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

Other Directorships in the Last Five Years. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Independent Trustees

Richard L. Baird, Jr 1948	Trustee	1980

Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA.

Other Directorships in the Last Five Years. None.

Alice Gresham Bullock 1950	Chair and Trustee	2016

Professor Emerita at Howard University School of Law. Dean Emerita of Howard University School of Law and Deputy Director of the Association of American Law Schools (1992-1994).

Other Directorships in the Last Five Years. None.

Cari M. Dominguez 1949	Trustee	2016

Former Chair of the U.S. Equal Employment Opportunity Commission.

Other Directorships in the Last Five Years. Manpower, Inc. (employment agency); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr.(2) 1948	Trustee	1982

President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).

Other Directorships in the Last Five Years. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Trustee	2016

Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram), November 1999-September 2014).

Other Directorships in the Last Five Years. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Trustee	2016	Attorney. Other Directorships in the Last Five Years. Conduit Street Restaurants SUD 2 Limited; Palm Management Restaurant Corporation.

29

Calvert

Flexible Bond Fund

December 31, 2019

Management and Organization — continued

Name and Year of Birth	Position with the Trust	Position Start Date	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Independent Trustees (continued)

Anthony A. Williams 1951	Trustee	2010

CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for King and Spalding LLP (September 2015 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).

Other Directorships in the Last Five Years. Freddie Mac; Evoq Properties/ Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization).

Name and Year of Birth	Position(s) with the Trust	Position Start Date	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Hope L. Brown 1973	Chief Compliance Officer	2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).

Maureen A. Gemma(3) 1960	Vice President, Secretary and Chief Legal Officer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 159 registered investment companies advised or administered by Eaton Vance.

James F. Kirchner(3) 1967	Treasurer	2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 159 registered investment companies advised or administered by Eaton Vance.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.
(2)	Mr. Guffey is currently married to Rebecca L. Adamson, who served as a member of the Advisory Council through December 31, 2019.
(3)	The business address for Ms. Gemma and Mr. Kirchner is Two International Place, Boston, MA 02110.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

30

Calvert Funds

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

31

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Investment Adviser and Administrator

Calvert Research and Management

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103-2499

Fund Offices

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.

24175    12.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) –(d)

The various Series comprising the Trust have differing fiscal year ends (September 30 and December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by KPMG for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/18	%*	12/31/18	%*	9/30/19	%*	12/31/19	%*
Audit Fees	$53,500	0%	$48,616	0%	$56,591	0%	$53,282	0%
Audit-Related Fees(1)	$0	0%	$0	0%	$0	0%	$0	0%
Tax Fees(2)	$11,700	0%	$11,700	0%	$12,600	0%	$12,600	0%
All Other Fees(3)	$0	0%	$0	0%	$0	0%	$0	0%

Total	$65,200	0%	$60,316	0%	$69,191	0%	$65,882	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve)
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of each Series.

Fiscal Year ended 9/30/18		Fiscal Year ended 12/31/18		Fiscal Period ended 9/30/19		Fiscal Year ended 12/31/19
$	%*	$	%*	$	%*	$	%*
$11,700	0%	$11,700	0%	$12,600	0%	$12,600	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimus waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES

By:	/s/ John H. Streur
John H. Streur
President

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2020

By:	/s/ John H. Streur
John H. Streur
President

Date:	February 24, 2020